RECENTLY ISSUED ACCOUNTING STANDARDS (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
The adoption results in presentational changes to our Consolidated Statement of Cash Flows.

		December 31, 2017			December 31, 2016
(in thousands of $)	Cash Flow Line Items	Balance Prior to Adoption	Adjustment Increase/ (Decrease)	As Adjusted	Balance Prior to Adoption	Adjustment Increase/ (Decrease)	As Adjusted
OPERATING ACTIVITIES	Unrealized foreign exchange losses/(gains)	3,657	—	3,657	(532)	(413)	(945)
	Interest element included in obligation under capital lease	534	(578)	(44)	(1,205)	(677)	(1,882)
	Amounts due to/(from) related parties	17,856	—	17,856	(17,512)	(725)	(18,237)
	Restricted cash	(5)	5	—	(129)	129	—
FINANCING ACTIVITIES	Repayments of obligations under capital lease	(821)	—	(821)	(122)	(445)	(567)
	Restricted cash and short-term investments	(12,102)	12,102	—	7,627	(7,627)	—
	Advances from/(releases to) related party for Methane Princess lease security deposit	—	(1,498)	(1,498)	—	725	725
Effect of exchange rate changes on cash		—	10,487	10,487	—	(21,966)	(21,966)
As a result of the above changes, the following subtotals as retrospectively restated are as follows:
Net increase in cash, cash equivalents and restricted cash		181,244	20,518	201,762	25,024	(30,858)	(5,834)
Cash, cash equivalents and restricted cash at beginning of period		65,710	162,415	228,125	40,686	193,273	233,959
Cash, cash equivalents and restricted cash at end of period		246,954	182,933	429,887	65,710	162,415	228,125